Withholding Taxes Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of Withholding Tax Receivables, Net [Abstract]
Schedule of Withholding Tax Receivables, Net
	2024	2023
Balance at January 1,	$2,224,846	$2,691,096
Addition	771,906	739,573
Collection	(625,052)	(545,233)
Allowance for uncollectible	(4,339)	(683,344)
Exchange difference	(5,575)	22,754
Balance at December 31,	$2,361,786	$2,224,846

Schedule of Current and Non Current Portion of Tax Receivables
	As of December 31,
	2024	2023
Current portion	$393,960	$607,221
Non-current portion	1,967,826	1,617,625
Withholding taxes receivables, net	$2,361,786	$2,224,846